Segmented Information - Summary of Results by Business Segment (Detail) - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2020	Mar. 31, 2020	Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2020	Mar. 31, 2020	Apr. 30, 2019	Mar. 31, 2019	Oct. 31, 2019	Sep. 30, 2019
Disclosure of operating segments [line items]
Net interest income (loss)		$ 6,460		$ 5,872		$ 12,761		$ 11,732
Non-interest income (loss)		4,068		4,356		8,376		8,494
Total revenue		10,528		10,228		21,137		20,226
Provision for (recovery of) credit losses		3,218		633		4,137		1,483
Insurance claims and related expenses		671		668		1,451		1,370
Non-interest expenses		5,121		5,248		10,588		11,103
Income before income taxes and equity in net income of an investment in TD Ameritrade		1,518		3,679		4,961		6,270
Provision for (recovery of) income taxes		250		773		909		1,276
Net income (loss)	[1]	1,515		3,172		4,504		5,582
Total assets		1,673,745		1,356,588		1,673,745		1,356,588		$ 1,415,290
TD Ameritrade [member]
Disclosure of operating segments [line items]
Total revenue			$ 1,989		$ 1,928		$ 3,693		$ 3,931
Provision for (recovery of) income taxes			206		225		354		455
Equity in net income of an investment in TD Ameritrade		247		266		452		588
Net income (loss)			600		$ 663		1,100		$ 1,461
Total assets			$ 70,996				$ 70,996				$ 57,671
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		3,002		3,010		6,169		6,054
Non-interest income (loss)		3,021		2,949		6,109		5,893
Total revenue		6,023		5,959		12,278		11,947
Provision for (recovery of) credit losses		1,153		280		1,544		590
Insurance claims and related expenses		671		668		1,451		1,370
Non-interest expenses		2,588		2,481		5,224		5,565
Income before income taxes and equity in net income of an investment in TD Ameritrade		1,611		2,530		4,059		4,422
Provision for (recovery of) income taxes		439		681		1,098		1,194
Net income (loss)		1,172		1,849		2,961		3,228
Total assets		443,828		439,485		443,828		439,485
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,311		2,231		4,507		4,478
Non-interest income (loss)		491		677		1,197		1,378
Total revenue		2,802		2,908		5,704		5,856
Provision for (recovery of) credit losses		1,137		226		1,456		532
Non-interest expenses		1,680		1,527		3,273		3,138
Income before income taxes and equity in net income of an investment in TD Ameritrade		(15)		1,155		975		2,186
Provision for (recovery of) income taxes		(117)		150		(72)		252
Net income (loss)		336		1,263		1,482		2,503
Total assets		536,865		426,143		536,865		426,143
U.S. Retail [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		234		258		435		569
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		493		262		850		435
Non-interest income (loss)		768		625		1,457		1,034
Total revenue		1,261		887		2,307		1,469
Provision for (recovery of) credit losses		374		(5)		391		2
Non-interest expenses		616		597		1,268		1,199
Income before income taxes and equity in net income of an investment in TD Ameritrade		271		295		648		268
Provision for (recovery of) income taxes		62		74		158		64
Net income (loss)		209		221		490		204
Total assets		554,898		424,360		554,898		424,360
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		654		369		1,235		765
Non-interest income (loss)		(212)		105		(387)		189
Total revenue		442		474		848		954
Provision for (recovery of) credit losses		554		132		746		359
Non-interest expenses		237		643		823		1,201
Income before income taxes and equity in net income of an investment in TD Ameritrade		(349)		(301)		(721)		(606)
Provision for (recovery of) income taxes		(134)		(132)		(275)		(234)
Net income (loss)		(202)		(161)		(429)		(353)
Total assets		138,154		66,600		138,154		66,600
Corporate [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		$ 13		$ 8		$ 17		$ 19

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.